PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,665	$ 1,993